Document And Entity Information	Oct. 21, 2026
Document Information [Line Items]
Entity, Registrant Name	PARKE BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Oct. 21, 2026
Entity, Incorporation, State or Country Code	NJ
Entity, File Number	0-51338
Entity, Tax Identification Number	65-1241959
Entity, Address, Address Line One	601 Delsea Drive
Entity, Address, City or Town	Washington Township
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	08080
City Area Code	856
Local Phone Number	256-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PKBK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001315399